UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Associate
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL    24 January 2007
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		129

Form 13F Information Table Value Total:	              $264,595  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105     1679 78484.000SH       Sole                78484.000
AT&T Corp.                     COM              001957109      449 10800.000SH       Sole                10800.000
Alliance Healthcard            COM              01860F103       34 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                             385 17916.000SH       Sole                17916.000
Allstate Corp.                 COM              020002101      976 18694.000SH       Sole                18694.000
Altria Group, Inc.             COM              718154107      368 4875.000 SH       Sole                 4875.000
American Electric Power        COM              025537101      794 17060.000SH       Sole                17060.000
American Express               COM              025816109      906 17416.186SH       Sole                17416.186
American International Group,  COM              026874107     2900 49743.000SH       Sole                49743.000
American Natl Ins Co.          COM              028591105     7879 64990.000SH       Sole                64990.000
Anheuser Busch Cos.            COM              035229103      278 5315.000 SH       Sole                 5315.000
Apple Computer                 COM              037833100      526 2658.000 SH       Sole                 2658.000
BB&T Corporation               COM              054937107     2321 75668.000SH       Sole                75668.000
BP plc (ADR)                   COM              055622104      910 12433.000SH       Sole                12433.000
Banco Bilbao Vizcaya Argentari COM                             764 31499.000SH       Sole                31499.000
Bank of America                COM              060505104     5632 136509.974SH      Sole               136509.974
Barrick Gold Corp              COM              067901108     6351 151032.000SH      Sole               151032.000
Baxter Intl. Inc.              COM              071813109      265 4570.000 SH       Sole                 4570.000
Becton Dickinson & Company     COM              075887109      540 6465.000 SH       Sole                 6465.000
Berkshire Hathaway Class B     COM              084670207    12513 2642.000 SH       Sole                 2642.000
Berkshire Hathaway Inc 1/100   COM                             425  300.000 SH       Sole                  300.000
Boeing                         COM              097023105     1692 19343.000SH       Sole                19343.000
Bristol Myers Squibb           COM              110122108      989 37300.000SH       Sole                37300.000
C.R. Bard Inc                  COM              067383109      213 2250.000 SH       Sole                 2250.000
Canadian National Railway Co   COM              136375102      211 4500.000 SH       Sole                 4500.000
Cardero Resource Corp          COM                             470 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     1839 25350.000SH       Sole                25350.000
Charles Schwab & Company       COM              808513105      380 14883.000SH       Sole                14883.000
Chevron Texaco                 COM              166764100     1191 12765.000SH       Sole                12765.000
Cisco Sys Inc.                 COM              17275R102      207 7645.000 SH       Sole                 7645.000
Coca Cola                      COM              191216100     1075 17513.000SH       Sole                17513.000
Colgate Palmolive              COM              194162103      681 8730.000 SH       Sole                 8730.000
Colonial Bancgroup  Inc.       COM                            1153 85134.000SH       Sole                85134.000
Commercial Net Realty          COM              202218103      614 26250.000SH       Sole                26250.000
ConocoPhillips                 COM              20825C104    11878 134522.000SH      Sole               134522.000
Constellation Brands           COM              21036P108     1189 50300.000SH       Sole                50300.000
Duke Energy Corp.              COM              264399106     5091 252427.000SH      Sole               252427.000
E I Dupont De Nemour           COM              263534109      231 5235.929 SH       Sole                 5235.929
EMC Corporation                COM              268648102     1336 72086.000SH       Sole                72086.000
Emerson Electric               COM              291011104    11025 194581.000SH      Sole               194581.000
Equitable Resources, Inc.      COM              294549100      208 3900.000 SH       Sole                 3900.000
Express Scripts, Inc           COM                             730 10000.000SH       Sole                10000.000
Exxon Mobil Corp               COM              302290101     7133 76131.547SH       Sole                76131.547
Flowers Foods, Inc.            COM              343496105      754 32196.000SH       Sole                32196.000
Fortune Brands                 COM              349631101      311 4300.000 SH       Sole                 4300.000
Fpl Group Inc                  COM              302571104      290 4280.000 SH       Sole                 4280.000
General Dynamics               COM              369550108     5201 58450.000SH       Sole                58450.000
General Electric               COM              369604103     8598 231946.000SH      Sole               231946.000
Genuine Parts                  COM              372460105     2282 49297.000SH       Sole                49297.000
Goldman Sachs Group Inc        COM              38141G104     4719 21945.000SH       Sole                21945.000
H J Heinz                      COM              423074103     2121 45429.276SH       Sole                45429.276
HEICO Corp.                    COM                            2002 36752.000SH       Sole                36752.000
Harrah's Entertainment Inc.    COM              413619107      252 2844.000 SH       Sole                 2844.000
Hawaiian Electric Industries   COM              419870100     3739 164209.000SH      Sole               164209.000
Home Depot                     COM              437076102      557 20668.001SH       Sole                20668.001
Intel Corporation              COM              458140100     1832 68723.902SH       Sole                68723.902
International Business Machine COM              459200101      881 8152.224 SH       Sole                 8152.224
J.P Morgan Chase & Co.         COM              46625H100      288 6606.000 SH       Sole                 6606.000
Johnson & Johnson              COM              478160104    10321 154742.000SH      Sole               154742.000
Johnson Controls               COM              478366107     7037 195250.000SH      Sole               195250.000
Lantronix Inc.                 COM                               8 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      400 17692.000SH       Sole                17692.000
Mcdonalds Corp.                COM              580135101     1207 20496.803SH       Sole                20496.803
Medcohealth Solutions          COM                             263 2593.000 SH       Sole                 2593.000
Merck & Co. Inc.               COM              589331107     1049 18054.000SH       Sole                18054.000
Merrill Lynch & Co.            COM              590188108      395 7350.000 SH       Sole                 7350.000
Microsoft Corporation          COM              594918104     4205 118112.787SH      Sole               118112.787
Minnesota Mining Mfg           COM              604059105     4923 58390.000SH       Sole                58390.000
Monsanto Company               COM                             288 2575.000 SH       Sole                 2575.000
Motorola, Inc.                 COM              620076109      607 37822.786SH       Sole                37822.786
Nordstrom, Inc.                COM              655664100     2117 57633.407SH       Sole                57633.407
Occidental Petroleum           COM              674599105      516 6700.000 SH       Sole                 6700.000
Oracle Corporation             COM              68389X105      441 19528.000SH       Sole                19528.000
Panera Bread Company           COM                            1766 49300.000SH       Sole                49300.000
Patriot Transportation Holding COM              70337B102     5248 56160.000SH       Sole                56160.000
Pepco Holdings Inc.            COM              737679100      433 14762.000SH       Sole                14762.000
Pepsico Inc.                   COM              713448108     8103 106756.495SH      Sole               106756.495
Pfizer                         COM              717081103     2268 99774.723SH       Sole                99774.723
Piedmont Natural Gas Co.       COM              720186105     1074 41050.000SH       Sole                41050.000
Post Properties Inc.           COM              737464107      353 10050.000SH       Sole                10050.000
Potash Corp. of Saskatchewan,  COM                             655 4550.000 SH       Sole                 4550.000
Procter & Gamble               COM              742718109     9934 135310.000SH      Sole               135310.000
Protective Life Corp.          COM              743674103      434 10590.000SH       Sole                10590.000
Raytheon Company               COM                             680 11200.000SH       Sole                11200.000
Regency Centers Corporation    COM              758939102     1581 24520.000SH       Sole                24520.000
Regions Financial Corp.        COM                            2019 85388.000SH       Sole                85388.000
Royal Dutch Petroleum          COM              780257804     2622 31136.000SH       Sole                31136.000
S&P 400 Midcap MDRS            COM                            2012 12970.000SH       Sole                12970.000
SAFECO Corporation             COM                            1404 25207.000SH       Sole                25207.000
Saul Centers Inc.              COM                             347 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      372 3785.000 SH       Sole                 3785.000
Schweitzer-Mauduit Internation COM                             202 7812.000 SH       Sole                 7812.000
Sony Corporation               COM              835699307     1246 22955.000SH       Sole                22955.000
Southern Company               COM              842587107     6203 160069.000SH      Sole               160069.000
Spectra Energy Corp.           COM                            2766 107126.000SH      Sole               107126.000
Starbucks Corporation          COM              855244109     3644 178000.000SH      Sole               178000.000
Stryker Corp Com               COM              863667101      993 13283.000SH       Sole                13283.000
Suntrust Banks Inc.            COM              867914103      320 5121.000 SH       Sole                 5121.000
Swiss Helvetia Fund Inc.       COM                             273 16531.000SH       Sole                16531.000
Sysco Corporation              COM              871829107      579 18539.000SH       Sole                18539.000
Target Inc.                    COM              87612E106     1260 25196.000SH       Sole                25196.000
United Technologies Corp.      COM              913017109      239 3128.000 SH       Sole                 3128.000
Vanguard Index Small-Cap Growt COM                             454 6370.000 SH       Sole                 6370.000
Vanguard Index Small-Cap Value COM                             281 4350.000 SH       Sole                 4350.000
Vanguard Mid-Cap VIPERs        COM              922908629      835 11050.000SH       Sole                11050.000
Vulcan Materials Company       COM                            7034 88936.000SH       Sole                88936.000
Wachovia Corp.                 COM              929771103     3757 98788.356SH       Sole                98788.356
Wal-Mart Stores                COM              931142103      383 8050.000 SH       Sole                 8050.000
Walgreen Co                    COM              931422109      689 18105.000SH       Sole                18105.000
Wealth Minerals LTD F          COM                             196 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7359 243740.000SH      Sole               243740.000
Weyerhaeuser Co.               COM              962166104     3994 54170.000SH       Sole                54170.000
Windstream Corp                COM                             353 27087.999SH       Sole                27087.999
Wyeth                          COM              983024100      226 5120.000 SH       Sole                 5120.000
Yum! Brands, Inc.              COM              895953107      236 6171.985 SH       Sole                 6171.985
Zimmer Holdings Inc.           COM              98956P102      636 9610.000 SH       Sole                 9610.000
ebank Financial Services Inc.  COM                              11 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     9635 122740.480SH      Sole               122740.480
Enerplus Resources Fund                                        228 5700.000 SH       Sole                 5700.000
iShares International Index Fu                  464288885      204 2600.000 SH       Sole                 2600.000
iShares MSCI Canada Index                                      209 6500.000 SH       Sole                 6500.000
streetTRACKS Gold Shares                                       206 2500.000 SH       Sole                 2500.000
Citigroup VII 7.125%           PFD              17306n203     1223    56900 SH       Sole                    56900
Goldman Sachs Group Series B 6 PFD              38144x500     1441    62975 SH       Sole                    62975
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      425    18000 SH       Sole                    18000
JPM Chase Series S 6.625%      PFD              48123a207      592    27050 SH       Sole                    27050
Regency Centers Corp Pfd. 7.45 PFD              758849202      239    10850 SH       Sole                    10850
Entergy Corp 7.625% Conv Pfd D                  29364G202      230     3200 SH       Sole                     3200
Nicholas-Applegate Cnvrt & Inc                  65370F101      448    36719 SH       Sole                    36719
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